As filed with the Securities and Exchange Commission on July 16, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period May 31, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 65.6%
Aerospace Products & Services: 3.6%
448,300	BE Aerospace, Inc. *	$43,373,025

Computer & Electronic Products: 5.7%
65,030	Apple, Inc.	41,163,990
325,000	Varian Medical Systems, Inc. *	26,796,250
		67,960,240

Credit Intermediation: 8.3%
774,312	Euronet Worldwide, Inc. *	36,501,068
1,613,071	EverBank Financial Corp.	30,729,003
148,000	Visa, Inc.	31,794,840
		99,024,911

Electronics & Appliance Stores: 4.2%
1,088,916	Conn's, Inc. *	50,787,042

Food Manufacturing: 8.5%
1,731,747	Flowers Foods, Inc.	36,106,925
257,800	Ingredion, Inc.	19,631,470
265,000	Mondelez International, Inc.	9,969,300
1,150,164	Pinnacle Foods Inc.	36,011,635
		101,719,330

Furniture Manufacturing: 3.2%
1,145,465	Leggett & Platt, Inc.	38,854,173

Health Care Equipment: 3.3%
492,930	Edwards Lifesciences Corp. *	40,025,916

Insurance Carriers: 3.5%
163,700	Endurance Specialty Holdings Ltd.	8,466,564
467,000	Express Scripts Holding Co. *	33,376,490
		41,843,054

Machinery: 3.0%
718,600	3D Systems Corp. *	36,397,090

Merchant Wholesalers & Durable Goods: 3.1%
1,353,100	LKQ Corp. *	37,534,994

Oil & Gas Extraction: 7.0%
815,557	Oasis Petroleum, Inc. *	40,370,071
1,280,902	Sanchez Energy Corp. *	44,101,456
		84,471,527

Professional, Scientific & Technical Services: 3.3%
1,264,179	EPIQ Systems, Inc.1	15,245,999
1,408,444	Luminex Corp. *1	23,929,463
		39,175,462

Real Estate: 3.5%
284,000	The Howard Hughes Corp. *	42,054,720

Retail: 2.5%
770,800	Sotheby's	30,431,184

Sporting & Recreation Goods: 2.9%
613,516	Pool Corp.	35,418,279

TOTAL COMMON STOCKS
(Cost $632,596,301)		789,070,947

CONVERTIBLE PREFERRED STOCKS: 3.0%
Credit Intermediation: 3.0%
30,052	Bank of America Corp.	35,763,683

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $31,742,944)		35,763,683

Principal Amount
CORPORATE BONDS: 28.6%
Administrative & Support Services: 0.0%^
	Western Union Co.,
$475,000	1.227%, 8/21/152	$478,161

Aerospace Products & Services: 0.9%
	BE Aerospace, Inc.,
10,492,000	5.250%, 4/01/22	11,200,210

Air Transportation: 0.1%
	The Boeing Co.,
1,000,000	3.750%, 11/20/16	1,072,941

Beverage & Tobacco Products: 1.5%
	Altria Group, Inc.,
5,000,000	2.850%, 8/09/22	4,835,440
	Anheuser- Busch InBev Financial, Inc.,
4,000,000	0.800%, 1/15/16	4,023,580
	Diageo Capital PLC,
1,750,000	0.625%, 4/29/16	1,751,386
	PepsiCo, Inc.,
7,000,000	3.125%, 11/01/20	7,324,184
		17,934,590
Building Material, Garden & Supplies Dealers: 0.2%
	The Home Depot, Inc.,
2,000,000	5.400%, 3/01/16	2,171,066

Chemical Manufacturing: 2.4%
	AbbVie, Inc.,
5,000,000	1.750%, 11/06/17	5,047,765
	GlaxoSmithKline PLC,
6,000,000	1.500%, 5/08/17	6,078,906
	Johnson & Johnson,
4,000,000	0.700%, 11/28/16	4,017,444
	Merck & Co. Inc.,
2,000,000	0.700%, 5/18/16	2,008,436
	Pfizer, Inc.,
5,700,000	6.200%, 3/15/19	6,785,417
	Procter & Gamble Co.,
4,500,000	3.100%, 8/15/23	4,556,731
		28,494,699
Commercial Finance: 0.0%^
	John Deere Capital Corp.,
500,000	2.250%, 4/17/19	508,511

Computer & Electronic Products: 2.1%
	Dell Computer Corp.,
5,000,000	7.100%, 4/15/28	5,050,000
	Hewlett-Packard Co.,
2,000,000	3.750%, 12/01/20	2,090,010
	Intel Corp.,
5,000,000	2.700%, 12/15/22	4,886,995
	Northrop Grumman Corp.,
5,250,000	3.250%, 8/01/23	5,216,022
	Texas Instruments, Inc.,
7,750,000	1.000%, 5/01/18	7,646,390
		24,889,417
Credit Intermediation: 7.1%
	Bank America Corp.,
4,750,000	1.250%, 1/11/16	4,789,050
	BB&T Corp.,
10,000,000	1.050%, 12/01/16	10,044,480
1,000,000	4.900%, 6/30/17	1,096,557
	Capital One NA,
14,085,000	1.500%, 3/22/18	13,990,771
	Citigroup, Inc.,
2,000,000	2.250%, 8/07/15	2,037,080
	Discover Bank,
9,605,000	2.000%, 2/21/18	9,686,633
	Ford Motor Credit Co. LLC,
2,500,000	2.875%, 10/01/18	2,586,767
	JPMorgan Chase & Co.,
3,000,000	3.150%, 7/05/16	3,136,437
5,000,000	1.800%, 1/25/18	5,034,800
9,775,000	1.625%, 5/15/18	9,731,423
9,075,000	2.350%, 1/28/19	9,194,128
	PNC Bank NA,
5,000,000	1.150%, 11/01/16	5,037,570
	Royal Bank Of Canada,
2,000,000	1.500%, 1/16/18	2,006,156

	Sumitomo Mitsui Banking Corp.,
4,000,000	0.900%, 1/18/16	4,018,496
	Whitney National Bank,
2,650,000	5.875%, 4/01/17	2,785,463
		85,175,811
Fabricated Metal Products: 0.5%
	Stanley Black & Decker, Inc.,
5,765,000	2.900%, 11/01/22	5,675,003

Food Manufacturing: 1.6%
	Campbell Soup Co.,
6,045,000	2.500%, 8/02/22	5,712,894
	Kraft Foods Group, Inc.,
6,100,000	5.375%, 2/10/20	7,022,149
	Mondelez International, Inc.,
6,575,000	2.250%, 2/01/19	6,640,060
		19,375,103
Food Services & Drinking Places: 0.2%
	Starbucks Corp.,
2,800,000	0.875%, 12/05/16	2,800,829

Furniture Manufacturing: 0.2%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/14	1,528,775
970,000	3.400%, 8/15/22	968,438
		2,497,213
General Merchandising: 0.9%
	Wal-Mart Stores, Inc.,
10,500,000	3.250%, 10/25/20	11,120,225

Machinery Manufacturing: 0.1%
	Cummins, Inc.,
1,200,000	3.650%, 10/01/23	1,252,607

Mining: 0.4%
	ION Geophysical Corp.,
5,000,000	8.125%, 5/15/18	4,925,000

Motion Picture & Entertainment: 0.4%
	Viacom, Inc.,
500,000	3.500%, 4/01/17	532,956
250,000	2.500%, 9/01/18	256,470
4,395,000	3.250%, 3/15/23	4,347,732
		5,137,158

Oil & Gas: 1.4%
	Phillips 66,
10,000,000	4.300%, 4/01/22	10,884,160
	Sandridge Energy, Inc.,
1,000,000	7.500%, 3/15/21	1,070,000
	Stone Energy Corp.,
4,000,000	7.500%, 11/15/22	4,390,000
		16,344,160
Professional, Scientific & Technical Services: 0.4%
	Equifax, Inc.,
4,995,000	3.300%, 12/15/22	4,921,029

Publishing Industries: 0.9%
	Symantec Corp.,
10,000,000	4.200%, 9/15/20	10,407,040

Rail Transportation: 1.1%
	Norfolk Southern Corp.,
13,640,000	3.000%, 4/01/22	13,571,595

Retail: 0.1%
	Amazon.com, Inc.,
1,250,000	2.500%, 11/29/22	1,184,327

Securities & Financial Services: 2.4%
	Goldman Sachs Group, Inc.,
20,100,000	5.375%, 3/15/20	22,806,646
5,000,000	5.250%, 7/27/21	5,628,860
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/18	299,696
		28,735,202
Telecommunications: 2.2%
	AT&T, Inc.,
22,000,000	1.600%, 2/15/17	22,319,264
	Vodafone Group PLC,
2,150,000	4.625%, 7/15/18	2,391,363
1,000,000	4.375%, 3/16/21	1,091,344
		25,801,971
Transportation Equipment: 0.1%
	Lockheed Martin Corp.,
1,000,000	4.250%, 11/15/19	1,110,530

Utilities: 1.0%
	Duke Energy Corp.,
2,800,000	2.150%, 11/15/16	2,885,691
	Southern Co.,
6,600,000	2.450%, 9/01/18	6,787,367
	Wisconsin Electric Power Co.,
2,100,000	1.700%, 6/15/18	2,105,521
		11,778,579

Water Transportation: 0.4%
	Carnival Corp.,
5,000,000	3.950%, 10/15/20	5,275,470

TOTAL CORPORATE BONDS
(Cost $337,047,868)		343,838,447

Shares
SHORT-TERM INVESTMENTS: 2.9%
Money Market Funds: 2.9%
34,051,604	Federated Treasury Obligation Fund - Trust Shares, 0.010%3	34,051,604
716,600	Fidelity Money Market Portfolio - Select Class, 0.010%3	716,600

TOTAL SHORT-TERM INVESTMENTS
(Cost $34,768,204)		34,768,204

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $1,036,155,317)		1,203,441,281
Liabilities in Excess of Other Assets: (0.1)%		(1,461,341)
TOTAL NET ASSETS: 100.0%		$1,201,979,940

*		Non-income producing security.
^		Amount is less than 0.05%.
	1	A portion of this security is considered illiquid. As of May 31, 2014, the total market value of these securities was $39,175,462 or 3.3% of net assets.
	2	Variable rate.
	3	Seven -day yield as of May 31, 2014.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows:

		Cost of investments	$1,036,155,317
		Gross unrealized appreciation	169,643,307
		Gross unrealized depreciation	(2,357,343)
		Net unrealized appreciation	$167,285,964

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Villere Balanced Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$789,070,947	$-	$-	$789,070,947
Convertible Preferred Stocks	35,763,683	-	-	35,763,683
Corporate Bonds	-	343,838,447	-	343,838,447
Short-Term Investments	34,768,204	-	-	34,768,204
Total Investments in Securities	$859,602,834	$343,838,447	$-	$1,203,441,281

Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 92.2%
Aerospace Products & Services: 5.3%
23,550	BE Aerospace, Inc. *	$2,278,462

Computer & Electronic Products: 7.7%
3,635	Apple, Inc.	2,300,955
12,750	Varian Medical Systems, Inc. *	1,051,237
		3,352,192
Credit Intermediation: 14.3%
52,900	Euronet Worldwide, Inc. *	2,493,706
95,700	EverBank Financial Corp.	1,823,085
8,700	Visa, Inc.	1,869,021
		6,185,812
Electronics & Appliance Stores: 6.4%
59,600	Conn's, Inc. *	2,779,744

Food Manufacturing: 4.6%
96,700	Flowers Foods, Inc.	2,016,195

Furniture Manufacturing: 4.8%
61,400	Leggett & Platt, Inc.	2,082,688

Health Care Equipment: 5.6%
29,850	Edwards Lifesciences Corp. *	2,423,820

Insurance Carriers: 3.8%
23,050	Express Scripts Holding Co. *	1,647,384

Machinery: 4.6%
39,650	3D Systems Corp. *	2,008,273

Merchant Wholesalers & Durable Goods: 4.9%
76,700	LKQ Corp. *	2,127,658

Oil & Gas Extraction: 10.6%
42,400	Oasis Petroleum, Inc. *	2,098,800
72,600	Sanchez Energy Corp. *	2,499,618
		4,598,418

Professional, Scientific & Technical Services: 6.4%
87,000	EPIQ Systems, Inc.1	1,049,220
100,500	Luminex Corp. *1	1,707,495
		2,756,715

Real Estate: 5.0%
14,600	The Howard Hughes Corp. *	2,161,968

Retail: 3.8%
42,300	Sotheby's	1,670,004

Sporting & Recreation Goods: 4.4%
32,700	Pool Corp.	1,887,771

TOTAL COMMON STOCKS
(Cost $35,881,272)		39,977,104

SHORT-TERM INVESTMENTS: 8.2%
Money Market Funds: 8.2%
1,216,646	Federated Treasury Obligation Fund - Trust Shares, 0.010%2	1,216,646
1,210,382	Fidelity Money Market Portfolio - Select Class, 0.010%2	1,210,382
1,147,934	Invesco Short-Term Treasury Portfolio-Institutional Class, 0.010%2	1,147,934
		3,574,962
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,574,962)		3,574,962

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $39,456,234)		43,552,066
Liabilities in Excess of Other Assets: (0.4)%		(168,981)
TOTAL NET ASSETS: 100.0%		$43,383,085

*		Non-income producing security.
	1	A portion of this security is considered illiquid. As of May 31, 2014, the total market value of these securities was $2,756,715 or 6.4% of net assets.
	2	Seven-day yield as of May 31, 2014.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows:

		Cost of investments	$39,456,234
		Gross unrealized appreciation	4,720,359
		Gross unrealized depreciation	(624,527)
		Net unrealized appreciation	$4,095,832

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at Villere Equity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$39,977,104	$-	$-	$39,977,104
Short-Term Investments	3,574,962	-	-	3,574,962
Total Investments in Securities	$43,552,066	$-	$-	$43,552,066

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date             6/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date             6/26/14

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date             6/30/14
* Print the name and title of each signing officer under his or her signature.